Equity Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Compensation Related Costs Share Based Payments
12. EQUITY PLANS
2013 Equity Incentive Plan
In 2013, the Company adopted the 2013 Plan which provides for the grant of qualified incentive stock options (“ISO”) and nonqualified stock options (“NSO”), restricted stock, restricted stock units (“RSU”) or other awards to the Company’s employees, officers, directors, advisors, and outside consultants. After the Closing Date and consummation of the Business Combination effective March 2, 2022, no additional awards were issued under the 2013 Plan. Awards outstanding under the 2013 Plan will continue to be governed by such plan; however, the Company will not grant any further awards under the 2013 Plan.
2022 Equity Incentive Plan
In connection with the Business Combination (Note 3), the shareholders approved the Rigetti Computing, Inc. 2022 Equity Incentive Plan (the “2022 Plan”) in February, 2022, which became effective immediately upon the Closing Date. The 2022 Plan provides for the grant of ISOs, NSOs, stock appreciation rights, restricted stock awards (“RSA”), restricted stock unit awards, performance awards and other forms of awards to employees, directors and consultants, including employees and consultants of Company’s affiliates. The aggregate number of shares of common stock reserved for future issuance under the 2022 Plan is 18,332,215 shares as of June 30, 2022. The number of shares reserved for issuance under the 2022 Plan will automatically increase on January 1st of each year for a period of nine years commencing on January 1, 2023 and ending on (and including) January 1, 2032, in an amount equal to 5% of the common stock of all classes outstanding on December 31 of the preceding year; provided, however, that the board of directors of the Company may act prior to January 1st of a given year to provide that the increase for such year will be a lesser number of shares of Common Stock.
Stock Options
A summary of activity related to stock option is summarized as below (in thousands, except for share and per share data):

	Number of Options	Weighted-Average Exercise Price	Weighted-average contractual life (in years)	Aggregate Intrinsic value
Outstanding—December 31, 2021	11,468,275	$0.36	8.1	$46,839
Granted	—
Exercised	(1,353,145)	$0.27		7,104
Forfeited and expired	(632,419)	$0.27

Outstanding—June 30, 2022	9,482,711	$0.35	7.7	$31,454

Exercisable—June 30, 2022	5,874,426	$0.39	7.7	$19,258
The weighted-average grant date fair value of options granted during the six months ended June 30, 2021 was $0.09 per share. No new option
grants were issued during the six months ended June 30, 2022. The total intrinsic value of options exercised during the six months ended June 30, 2022 and June 30, 2021 is $7.1 million and $0.5 million, respectively.
As of June 30, 2022, there was $1.9 million of unrecognized compensation cost related to non-vested
stock options granted under the Plan, which is expected to be recognized over a weighted-average period of approximately 1.7 years.
Restricted Stock Units
A summary of activity related to RSUs is summarized as
below:

	RSUs	Weighted Average Fair Value Per Share
Balance at December 31, 2021	5,388,455
Granted	9,885,413	$4.89
Vested	(2,630,699)
Forfeited	(792,643)

Balance at June 30, 2022	11,850,526

On March 2, 2022, the performance condition of all outstanding RSUs was met due to the closing of the Business Combination. As a result, the Company recorded a cumulative catch-up
compensation expense for the vesting period that has been satisfied as of March 2, 2022 and continues amortizing compensation expenses for unvested RSUs over their remaining vesting period.

Total fair value of the RSUs vested during the six months ending June 30, 2022 and 2021 was $12.9 million and $0 respectively.
Stock-based compensation expense related to RSUs granted to employees was $10.7 million and $21.9 million for the three and six months ended June 30, 2022, respectively. Stock-based compensation expense was $0 for the three and six months ended June 30, 2021. As of June 30, 2022, the unrecognized compensation expense related to unvested RSUs was approximately $49.1 million which is expected to be recognized over a weighted-average period of approximately 2.24 years.
Restricted Stock Awards
During the first six months ended June 30, 2022, 120,000
shares were issued and vested immediately on the grant date as part of transaction bonuses in recognition of efforts in connection with the Business Combination. The total compensation expense related to RSAs was
 $623 thousand for the three and six months ended June 30, 2022, respectively. The compensation expense was $0 for the three and six months ended June 30, 2021.
The table below summarizes the total stock compensation expenses for the three and six months ended June 30, 2022 and 2021 (in thousands):

	3 Months Ended June 30,	6 Months Ended June 30,
	2022	2022
Research and development	$2,209	$4,598
Sales and marketing expenses	256	697
General and administrative expenses	8,576	17,227

Total Stock Compensation Expenses	$11,041	$22,522

	3 Months Ended June 30,	6 Months Ended June 30,
	2021	2021
Research and development	$299	$638
Sales and marketing expenses	29	61
General and administrative expenses	193	419

Total Stock Compensation Expenses	$521	$1,118

Fair Value of Common Stock and Options
The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model that uses the assumptions noted in the table below. Expected volatility for the Company’s common stock was determined based on an average of the historical volatility of a peer group of similar public companies. The expected term of options granted was calculated using the simplified method, which represents the average of the contractual term of the option and the weighted-average vesting period of the option. The Company uses the simplified method because it does not have sufficient historical option exercise data to provide a reasonable basis upon which to estimate expected term. The assumed dividend yield is based upon the Company’s expectation of not paying dividends in the foreseeable future. The risk-free rate is based upon the U.S. Treasury yield curve in effect at the time of grant for the period equivalent to the expected life of the option.
In determining the exercise prices for options granted, the Company’s board of directors has considered the fair value of the common stock as of the grant date. The fair value of the common stock has been determined by the board of directors at each award grant date based upon a variety of factors, including the results obtained from an independent third-party valuation, the Company’s financial position and historical financial performance, the status of technological developments within the Company’s products, the composition and ability of the current engineering and management team, an evaluation or benchmark of the Company’s competition, the current business climate in the marketplace, the illiquid nature of the common stock, arm’s-length
sales of the Company’s capital stock (including redeemable convertible preferred stock), the effect of the rights and preferences of the preferred shareholders, and the prospects of a liquidity event, among others.

The Company did not grant any stock option awards during the six months ended June 30, 2022. The range of assumptions used in the Black-Scholes option-pricing model for options issued to employees during the six months ended June 30, 2021, are as follows:

June 30,
2021
Expected volatility	46.8%
Weighted-average risk-free interest rate	1.07%
Expected dividend yield	0%
Expected term (in years)	6.1 years
Exercise price	$0.21

Rigetti Holdings Inc [Member]
Disclosure Of Compensation Related Costs Share Based Payments
12.	EQUITY PLANS
Equity Incentive Plan
—In 2013, the Board of Directors adopted the Rigetti & Co., Inc. 2013 Equity Incentive Plan (the “Plan”), which provides for the grant of qualified incentive stock options and nonqualified stock options, restricted stock, restricted stock units or other awards to the Company’s employees, officers, directors, advisors, and outside consultants. The Plan currently allows for the issuance of up to 29,011,572 shares of the Company’s common stock. At December 31, 2021, there were 4,954,141 shares available for future grant under the Plan. The stock options awarded by the Company generally vest over a four-year period (unless such awards are immediately vested upon issuance); and expire 10 years from the date of grant.
In May 2020, the Board of Directors approved a reduction in the exercise price of eligible current employees’ outstanding options to purchase shares of the Company’s Common Stock (the “2020 Option Repricing”). The new exercise price per share for each repriced option was $0.272. All other terms set forth in original option agreements, including vesting schedules contained therein, remained unchanged. The Company determined that the 2020 Option Repricing resulted in $234,479 in incremental stock-based compensation expense, of which approximately $90,000 was immediately recognized related to options that had previously vested. The remainder of the incremental stock-based compensation expense will be recognized over the remaining requisite service period of the respective stock options.

A
 summary of activity related stock option grants to employees under the Plan as of December 31, 2021 and January 31, 2021, and changes during the years then ended is as follows:

	Number of Options	Weighted-Average Exercise Price	Average Remaining Contractual Term (In Years)
Outstanding - January 31, 2021	13,385,716	$0.34	9.0
Granted	49,187	$0.27
Exercised	(1,404,966)	$0.27
Forfeited	(561,662)	$0.27

Outstanding - December 31, 2021	11,468,275	$0.36	8.1

Exercisable - December 31, 2021	6,136,458	$0.39	7.9
The weighted-average grant date fair value of options granted during the 11 months ended December 31, 2021 and year ended January 31, 2021 was $3.43 and $0.11, respectively.
The intrinsic value of options outstanding and exercisable as of December 31, 2021 is $60,676,901 and $32,073,020, respectively. The intrinsic value of the options exercised during the 11 months ended December 31, 2021 is $5,775,751.

Stock-based compensation
expense of $1,765,371 and $2,592,038 was recognized during the 11 months ended December 31, 2021 and year ended January 31, 2021, respectively, all of which relates to stock option awards. The Company recognized no income tax benefit in the consolidated statements of operations for stock-based compensation arrangements during the 11 months ended December 31, 2021 and year ended January 31, 2021.
Stock-Based Compensation Expense
—Stock-based compensation for the eleven months ended December 31, 2021 and year ended January 31, 2021, was as follows:

	11 Months Ended December 31,	Year Ended January 31,
	2021	2021
Research and development	$975,136	$894,141
Selling, general, and administrative expenses	790,235	1,697,897

Total Stock-Based Compensation Expense	$1,765,371	$2,592,038

As of December 31, 2021, there was $
3,107,559
of unrecognized compensation cost related to
non-vested
stock options granted under the Plan, which is expected to be recognized over a weighted-average period of approximately
2.1
years.
During the 11 months ended December 31, 2021, the Company granted 5,398,321 restricted stock units. Prior to the 11 months ended December 31, 2021, the Company did not historically grant restricted stock units under the terms of the Plan. The fair value of the RSU’s granted for the 11 months period ended December 31, 2021 has been determined by the board of directors at each award grant date based upon the most recently completed third party valuation to be $3.65 for April 21, 2021 and for August 18, 2021 grants, and $5.64 for October 28, 2021 and November 4, 2021 grants, respectively.

The RSU’s have a dual vesting condition whereby vesting monthly over four-year term so long as the employee retains their status with the Company. There is an additional liquidity-event vesting requirement that is defined as a change in control, a successful IPO or a successful merger with a SPAC. As no unit vest until such time a liquidity event occurs, no compensation expense has been recognized during the 11 months ended December 31, 2021. The expected unrecognized compensation expense related to the RSU’s totaled $21,228,628 as of December 31, 2021. The Company will record a cumulative catch-up
upon consummation of the liquidity-event for the fair value of restricted stock vested and recognize the remaining amount over the remaining vesting term.
Fair Value of Common Stock and Options
—The fair value
of each option award is estimated on the date of grant using the Black-Scholes option-pricing
model that uses the assumptions noted in the table below. Expected volatility for the Company’s common stock was determined based on an average of the historical volatility of a peer group of similar public companies. The expected term of options granted was calculated using the simplified method, which represents the average of the contractual term of the option and the weighted-average
vesting period of the option. The Company uses the simplified method because it does not have sufficient historical option exercise data to provide a reasonable basis upon which to estimate expected term. The assumed dividend yield is based upon the Company’s expectation of not paying dividends in the foreseeable future. The risk-free rate is based upon the U.S. Treasury yield curve in effect at the time of grant for the period equivalent to the expected life of the option.
In determining the exercise prices for options granted, the Company’s board of directors has considered the fair value of the common stock as of the grant date. The fair value of the common stock has been determined by the board of directors at each award grant date based upon a variety of factors, including the results obtained from an independent third-party valuation, the Company’s financial position and historical financial performance, the status of technological developments within the Company’s products, the composition and ability of the current engineering and management team, an evaluation or benchmark of the Company’s competition, the current business climate in the marketplace, the illiquid nature of the common stock, arm’s-length
sales of the Company’s capital stock (including redeemable convertible preferred stock), the effect of the rights and preferences of the preferred shareholders, and the prospects of a liquidity event, among others.
The range of assumptions used in the Black-Scholes option-pricing model for options issued to employees during the 11 months ended December 31, 2021 and year ended January 31, 2021, are as follows:

	December 31,	January 31,
	2021	2021
Expected volatility	46.8%	41.2% - 43.1%
Weighted-average risk-free interest rate	1.07%	0.3% - 0.6%
Expected dividend yield	0%	0%
Expected term (in years)	6.1 years	5.0 - 6.3 years
Exercise price	$0.27	$0.27